Property and Equipment (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment
Cost	$ 23,548		$ 23,322	$ 22,438
Accumulated depreciation	(9,399)		(8,670)	(5,846)
Net property and equipment	14,149		14,652	16,592
Depreciation and amortization expense	729	$ 700	2,822	1,607
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue
Property and Equipment
Depreciation and amortization expense	533	$ 514
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfSalesMember
Property and Equipment
Depreciation and amortization expense			2,060	941
Machinery and equipment
Property and Equipment
Cost	$ 14,117		14,111	13,496
Accumulated depreciation			$ (6,541)	(4,478)
Machinery and equipment | Minimum
Property and Equipment
Depreciable Life - Years	2 years		2 years
Machinery and equipment | Maximum
Property and Equipment
Depreciable Life - Years	10 years		10 years
Construction in progress
Property and Equipment
Cost	$ 5,693		$ 5,509	5,423
Leasehold improvements
Property and Equipment
Cost	$ 3,337		3,310	3,178
Accumulated depreciation			$ (1,835)	(1,112)
Leasehold improvements | Minimum
Property and Equipment
Depreciable Life - Years	5 years		5 years
Leasehold improvements | Maximum
Property and Equipment
Depreciable Life - Years	20 years		20 years
Computer equipment and software
Property and Equipment
Cost	$ 222		$ 213	213
Accumulated depreciation			$ (203)	(190)
Computer equipment and software | Minimum
Property and Equipment
Depreciable Life - Years	3 years		3 years
Computer equipment and software | Maximum
Property and Equipment
Depreciable Life - Years	5 years		5 years
Furniture and fixtures
Property and Equipment
Cost	$ 179		$ 179	128
Accumulated depreciation			$ (91)	$ (66)
Furniture and fixtures | Minimum
Property and Equipment
Depreciable Life - Years	3 years		3 years
Furniture and fixtures | Maximum
Property and Equipment
Depreciable Life - Years	5 years		5 years